SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
NET REVENUES
Total net revenues		$ 3,326,518	$ 2,916,770
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	783,264	695,558
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(24,475)	(11,994)
Pre-opening costs		(2,212)	(115,671)
Development costs		(7)	(57)
Amortization of gaming subconcession		(42,928)	(42,928)
Amortization of land use rights		(17,112)	(48,353)
Depreciation and amortization		(354,704)	(249,400)
Land rent to Belle		(2,524)	(2,634)
Share-based compensation		(14,748)	(15,624)
Property charges and others		(2,809)	(5,339)
Net gain on disposal of property and equipment to Belle		8,134
Corporate and Others expenses		(82,731)	(87,310)
Total operating costs and expenses		(536,116)	(579,310)
OPERATING INCOME		247,148	116,248
NON-OPERATING INCOME (EXPENSES)
Interest income		4,213	10,771
Interest expenses, net of capitalized interest		(167,397)	(74,214)
Amortization of deferred financing costs		(36,728)	(26,875)
Loan commitment and other finance fees		(5,724)	(4,964)
Foreign exchange gain (loss), net		10,275	(3,537)
Other income, net		2,636	1,582
Loss on extinguishment of debt			(481)
Cost associated with debt modification			(592)
Total non-operating expenses, net		(192,725)	(98,310)
INCOME BEFORE INCOME TAX		54,423	17,938
INCOME TAX EXPENSE		(4,016)	(765)
Net income		50,407	17,173
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		82,223	100,913
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED		132,630	118,086
Corporate and Others [Member]
NET REVENUES
Total net revenues		30,832	32,409
Macau [Member]
NET REVENUES
Total net revenues		2,949,147	2,664,868
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	673,128	655,672
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		91,569	104,251
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	18,354	23,850
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		335,865	432,893
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,829	26,592
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		1,929,756	2,125,642
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	553,614	606,272
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		591,957	2,082
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	99,331	(1,042)
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		346,539	219,493
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 110,136	$ 39,886

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.